Supplemental Disclosure to Statements of Cash Flows	12 Months Ended
Dec. 31, 2010
SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS
15. SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS
The following are supplemental disclosures to the consolidated statements of cash flows for the years ended December 31, 2010, 2009 and 2008 (amounts in thousands):

	2010	2009	2008
Write-off of fully depreciated property and deferred costs	$48,373	$76,714	$31,421
Assumption of mortgage loans	2,833	—	—
Increase in investment in unconsolidated joint ventures	—	—	(35,172)
Disposition of properties/development in progress	—	—	173,624
Disposition of deferred financing and leasing costs	—	—	12,526
Decrease in accounts receivable	—	—	7,854
Decrease in deferred rent receivable	—	—	6,580
Decrease in prepaid and other assets	—	—	38,486
Decrease in credit facility	—	—	(152,960)
Decrease in other liabilities	—	—	(50,938)

LIBERTY PROPERTY LIMITED PARTNERSHIP
SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS
13. SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS
The following are supplemental disclosures to the statements of cash flows for the years ended December 31, 2010, 2009 and 2008 (amounts in thousands):

	2010	2009	2008
Write-off of fully depreciated property and deferred costs	$48,373	$76,714	$31,421
Assumption of mortgage loans	2,833	—	—
Increase in investment in unconsolidated joint ventures	—	—	(35,172)
Disposition of properties/development in progress	—	—	173,624
Disposition of deferred financing and leasing costs	—	—	12,526
Decrease in accounts receivable	—	—	7,854
Decrease in deferred rent receivable	—	—	6,580
Decrease in prepaid and other assets	—	—	38,486
Decrease in credit facility	—	—	(152,960)
Decrease in other liabilities	—	—	(50,938)